Provisions (Details 1) - BRL (R$) R$ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Provisions, beginning	R$ 1,826,432	R$ 1,610,784
Additional provisions	65,756	52,673
Interest and inflation adjustment	56,453	49,599
Use of the accrual	(45,277)	(31,333)
Amounts not used (reversal)	(40,163)	(32,512)
Provisions, ending	1,863,201	1,649,211
Customer Claim [Member]
IfrsStatementLineItems [Line Items]
Provisions, beginning	175,255	151,023
Additional provisions	965	1,918
Interest and inflation adjustment	5,043	3,790
Use of the accrual	(12,189)	(21,540)
Amounts not used (reversal)	(16)	(1,158)
Provisions, ending	169,058	134,033
Supplier Claim [Member]
IfrsStatementLineItems [Line Items]
Provisions, beginning	334,273	257,080
Additional provisions	2,027	1,992
Interest and inflation adjustment	8,957	5,552
Use of the accrual	(2,741)	(1,042)
Amounts not used (reversal)	(3,936)
Provisions, ending	338,580	263,582
Other Civil Claim [Member]
IfrsStatementLineItems [Line Items]
Provisions, beginning	128,036	99,462
Additional provisions	23,512	5,701
Interest and inflation adjustment	5,480	7,154
Use of the accrual	(15,564)	(3,478)
Amounts not used (reversal)	(1,017)	(3,793)
Provisions, ending	140,447	105,046
Tax Claim [Member]
IfrsStatementLineItems [Line Items]
Provisions, beginning	101,770	79,532
Additional provisions	11,967	11,039
Interest and inflation adjustment	4,805	1,658
Use of the accrual	(101)	(7)
Amounts not used (reversal)	(4,226)	(455)
Provisions, ending	114,215	91,767
Labor Claim [Member]
IfrsStatementLineItems [Line Items]
Provisions, beginning	727,133	654,277
Additional provisions	18,517	9,894
Interest and inflation adjustment	13,098	13,486
Use of the accrual	(16,498)	(5,799)
Amounts not used (reversal)	(18,282)	(14,450)
Provisions, ending	723,968	657,408
Environmental Claim [Member]
IfrsStatementLineItems [Line Items]
Provisions, beginning	492,740	406,872
Additional provisions	10,667	22,400
Interest and inflation adjustment	21,650	18,655
Use of the accrual
Amounts not used (reversal)	(14,276)	(14,117)
Provisions, ending	510,781	433,810
Subtotal Claim [Member]
IfrsStatementLineItems [Line Items]
Provisions, beginning	1,959,207	1,648,246
Additional provisions	67,655	52,944
Interest and inflation adjustment	59,033	50,295
Use of the accrual	(47,093)	(31,866)
Amounts not used (reversal)	(41,753)	(33,973)
Provisions, ending	1,997,049	1,685,646
Escrow Deposit [Member]
IfrsStatementLineItems [Line Items]
Provisions, beginning	(132,775)	(37,462)
Additional provisions	(1,899)	(271)
Interest and inflation adjustment	(2,580)	(696)
Use of the accrual	1,816	533
Amounts not used (reversal)	1,590	1,461
Provisions, ending	R$ (133,848)	R$ (36,435)